Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of detailed trade and other receivables
	December 31,
	2025	2024
	$	$
Trade accounts receivable, net	1,081	1,884
Value added tax	71	383
Other receivables	109	90
	1,261	2,357